MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues And Long-Lived Assets by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 21,761	$ 21,551	$ 19,405
Long-Lived Assets	3,574	3,911
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,267	5,329	7,009
Long-Lived Assets	2,930	3,262
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	644	649
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,466	4,594	3,110
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,091	2,370	1,876
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	6,798	8,943	7,289
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 139	$ 315	$ 121